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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 06/30/05
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            August 10, 2005
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    31
                                              ---------------
Form 13F Information Table Value Total:       $243,514,426.24
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 2Q05

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                                                                          Investment Discretion            Voting Authority (Shares)
                                                                          ---------------------      Man-  -------------------------
                                                                                  (b)                agers
                          Title                 Fair            Shares of         Shared- As (c)     See
                          of                    Market          Principal (a)     Defined in Shared- Instr. (a)     (b)    (c)
Name of Issuer            Class       CUSIP     Value           Amount    Sole    Instr. V   Other   V      Sole    Shared None
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
Common:
Advo Inc                              007585102 $  8,405,215.00  263,900  263,900                            35,000          228,900
BJs Whsl Club                         05548J106 $  8,411,661.00  258,900  258,900                            34,400          224,500
BOK Finl Corp                         05561Q201 $  7,760,704.64  168,272  168,272                            22,387          145,885
Bob Evans Farms                       096761101 $  9,331,332.00  399,800  399,800                            53,100          346,700
COHU Inc                              192576106 $  8,092,180.00  403,600  403,600                            53,700          349,900
Callaway Golf Co                      131193104 $  7,853,870.00  509,000  509,000                            67,600          441,400
Dentsply International                249030107 $  8,067,600.00  149,400  149,400                            19,800          129,600
Devry Inc                             251893103 $ 10,001,740.00  502,600  502,600                            66,900          435,700
EGL Inc                               268484102 $  9,150,096.00  450,300  450,300                            60,000          390,300
Entegris                              29362U104 $  8,263,530.00  834,700  834,700                           111,000          723,700
Gentex Corp                           371901109 $  7,134,400.00  392,000  392,000                            52,000          340,000
IDEX Corp                             45167R104 $  6,886,093.50  178,350  178,350                            23,800          154,550
Insight Enterprises                   45765U103 $  9,151,630.00  453,500  453,500                            60,300          393,200
Invacare Corp                         461203101 $  6,742,720.00  152,000  152,000                            20,200          131,800
Kaydon Corp                           486587108 $  8,964,915.00  321,900  321,900                            42,900          279,000
Laureate Education Inc                518613104 $  8,351,570.00  174,500  174,500                            23,200          151,300
Littelfuse                            537008104 $  6,867,810.00  246,600  246,600                            32,800          213,800
National Instruments Corp             636518102 $  8,700,480.00  410,400  410,400                            54,600          355,800
Nordson                               655663102 $  8,323,184.00  242,800  242,800                            32,300          210,500
Parexel International                 699462107 $  9,335,220.00  471,000  471,000                            62,700          408,300
Perrigo Co                            714290103 $  6,851,510.00  491,500  491,500                            65,200          426,300
Plexus Corp                           729132100 $  9,477,180.00  666,000  666,000                            88,500          577,500
Reebok International                  758110100 $  8,675,542.00  207,400  207,400                            27,600          179,800
Renaissance Learning                  75968L105 $  5,722,407.60  281,892  281,892                            37,500          244,392
Roper Inds                            776696106 $  5,060,133.00   70,900   70,900                             9,400           61,500
Superior Inds                         868168105 $  4,519,590.00  190,700  190,700                            25,400          165,300
Tetra Tech                            88162G103 $  9,040,746.00  668,200  668,200                            88,900          579,300
Valassis Communications               918866104 $  8,091,720.00  218,400  218,400                            29,100          189,300
Wendy's International                 950590109 $  5,727,530.00  120,200  120,200                            16,000          104,200
Werner Enterprises                    950755108 $  9,521,095.50  485,275  485,275                            64,600          420,675
X-Rite                                983857103 $  5,031,021.00  437,100  437,100                            58,200          378,900

                          Subtotal Common       $243,514,426.24
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Preferred:

                          Subtotal Preferred    $            --

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                          Grand Total           $243,514,426.24
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